[STRONG LOGO]

PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS. IF YOU HAVE ANY QUESTIONS, PLEASE CALL US AT 1-800-368-3863, 24 HOURS A DAY, 7 DAYS A WEEK.

 Strong Advisor Bond Fund                        Strong Heritage Money Fund
 Strong Advisor Common Stock Fund                Strong High-Yield Bond Fund
 Strong Advisor Endeavor Large Cap Fund          Strong Index 500 Fund
 Strong Advisor Focus Fund                       Strong Intermediate Municipal Bond Fund
 Strong Advisor International Core Fund          Strong Large Cap Core Fund
 Strong Advisor Large Company Core Fund          Strong Large Cap Growth Fund
 Strong Advisor Mid Cap Growth Fund              Strong Large Company Growth Fund
 Strong Advisor Municipal Bond Fund              Strong Mid Cap Disciplined Fund
 Strong Advisor Short Duration Bond Fund         Strong Mid Cap Growth Fund II
 Strong Advisor Select Fund                      Strong Minnesota Tax-Free Fund
 Strong Advisor Small Cap Value Fund             Strong Moderate Portfolio
 Strong Advisor Strategic Income Fund            Strong Money Market Fund
 Strong Advisor Technology Fund                  Strong Multi Cap Value Fund
 Strong Advisor Utilities and Energy Fund        Strong Multi Cap Value Fund II
 Strong Advisor U.S. Small/Mid Cap Growth Fund   Strong Municipal Bond Fund
 Strong Advisor U.S. Value Fund                  Strong Municipal Money Market Fund
 Strong Aggressive Portfolio                     Strong Opportunity Fund
 Strong Asia Pacific Fund                        Strong Opportunity Fund II
 Strong Balanced Fund                            Strong Overseas Fund
 Strong Blue Chip Fund                           Strong Short-Term Bond Fund
 Strong Conservative Portfolio                   Strong Short-Term High Yield Bond Fund
 Strong Corporate Bond Fund                      Strong Short-Term High Yield Municipal Fund
 Strong Corporate Income Fund                    Strong Short-Term Income Fund
 Strong Discovery Fund                           Strong Short-Term Municipal Bond Fund
 Strong Discovery Fund II                        Strong Small Company Value Fund
 Strong Dividend Income Fund                     Strong Small/Mid Cap Value Fund
 Strong Dow 30 Value Fund                        Strong Strategic Value Fund
 Strong Endeavor Fund                            Strong Tax-Free Money Fund
 Strong Energy Fund                              Strong Technology 100 Fund
 Strong Enterprise Fund                          Strong Ultra Short-Term Income Fund
 Strong Florida Municipal Money Market Fund      Strong Ultra Short-Term Municipal Income Fund
 Strong Government Securities Fund               Strong U.S. Emerging Growth Fund
 Strong Growth Fund                              Strong Value Fund
 Strong Growth 20 Fund                           Strong Wisconsin Tax-Free Fund
 Strong Growth and Income Fund

THIS SUPPLEMENT TO THE STRONG FUNDS PROSPECTUSES, DATED DECEMBER 13, 2004, IS FOR ALL OFFERED SHARE CLASSES OF THE ABOVE-REFERENCED FUNDS AS PREVIOUSLY SUPPLEMENTED ON OR AFTER MARCH 1, 2004, AND BEFORE DECEMBER 2, 2004.

REORGANIZATION AND MEETING OF SHAREHOLDERS

ALL FUNDS
On December 10, 2004, and on December 22, 2004, shareholders of the Strong Funds met and approved 1) the reorganization of each Strong Fund into a Wells Fargo Fund ("REORGANIZATION"), and 2) interim investment advisory agreements between the Strong Funds and Wells Fargo Funds Management, LLC ("FUNDS MANAGEMENT") and certain sub-advisors ("INTERIM AGREEMENTS"). The Interim Agreements became effective January 1, 2005. The Reorganization of the Funds is expected to occur on or about April 8, 2005 ("CONVERSION Date"). More detailed information about the Reorganization can be found in the Combined Prospectus/Proxy Statement dated October 26, 2004. To obtain a free copy, please call 1-800-368-3863 or visit the SEC's web site at www.sec.gov.

                                                                     (CONTINUED)

CLOSING OF FUNDS

ALL FUNDS
Effective as of the close of the market on the last business day before the Conversion Date, the Strong Funds will be closed to new investors and will no longer accept additional investments by current shareholders. On the Conversion Date, the value of shareholders' accounts in each Strong Fund will automatically be converted into shares of the designated Wells Fargo Fund with a value equivalent to the value of the account in the respective Strong Fund. The conversions are expected to occur on a tax-free basis. Before the Conversion Date, if you would like to arrange an exchange or redemption of your Strong Fund shares, you may call us at 1-800-368-3863. PLEASE BE AWARE, HOWEVER, THAT A REDEMPTION OR EXCHANGE IS A TAXABLE EVENT THAT, DEPENDING ON YOUR INDIVIDUAL CIRCUMSTANCES, MAY RESULT IN A TAX LIABILITY FOR YOU. IN ADDITION, YOUR REDEMPTION WOULD BE SUBJECT TO ANY APPLICABLE REDEMPTION FEE OR CONTINGENT DEFERRED SALES CHARGE.

NEW INVESTMENT ADVISOR AND SUB-ADVISORS

Effective January 1, 2005, pursuant to the Interim Agreements, Funds Management became the investment advisor to the Strong Funds. In addition, Funds Management engaged Wells Capital Management Incorporated, Peregrine Capital Management, Inc., Matrix Asset Advisors, Inc., New Star Institutional Managers Limited, and RCM Capital Management LLC, to serve as the investment sub-advisor to the Funds as described below.

ALL FUNDS
Effective January 1, 2005, the following replaces the investment advisor information found in the section entitled "Who are the Funds' investment advisor and portfolio managers?":

      THE INVESTMENT ADVISOR
      Wells Fargo Funds Management, LLC ("Funds Management"), serves as the investment advisor for each of the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds' advisor is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-advisors, who are responsible for the day-to-day portfolio management of the Funds. As of October 31, 2004, Funds Management and its affiliates managed over $77 billion in assets.

      As compensation for its advisory services, each Fund pays Funds Management a management fee at the annual rate specified in the breakpoint table of the average daily net asset value of that Fund.

ALL FUNDS, EXCEPT FOR THE STRONG ADVISOR FOCUS, STRONG ADVISOR INTERNATIONAL CORE, STRONG ADVISOR LARGE COMPANY CORE, STRONG ADVISOR TECHNOLOGY, STRONG BLUE CHIP, STRONG GROWTH AND INCOME, STRONG LARGE CAP CORE, STRONG OVERSEAS, STRONG TECHNOLOGY 100, AND STRONG VALUE FUNDS
Effective January 1, 2005, the following supplements the investment advisor information found in the section entitled "Who are the Funds' investment advisor and portfolio managers?":

      THE SUB-ADVISOR
      Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management, located at 525 Market Street, San Francisco, CA 94105, is the sub-advisor for each of the Funds. Wells Capital Management provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of October 31, 2004, Wells Capital Management managed assets aggregating in excess of $122 billion.

      Wells  Capital  Management  is  compensated  for  its  services  by  Funds
      Management from the fees Funds Management receives for its services as advisor to the Funds.

STRONG ADVISOR FOCUS FUND
STRONG BLUE CHIP FUND
Effective January 1, 2005, the following supplements the information found in the section entitled "Who are the Funds' investment advisor and portfolio managers?":

      THE SUB-ADVISOR
      Peregrine Capital Management, Inc. ("Peregrine"), a wholly owned subsidiary of Wells Fargo & Company, located at LaSalle Plaza, 800 LaSalle, Suite 1850, Minneapolis, MN 55402, is the investment sub-advisor for the Funds. Peregrine is a registered investment advisor that provides investment advisory services to corporate and public pension plans, profit sharing plans, savings investment plans, 401(k) plans, foundations and endowments. As of October 31, 2004, Peregrine managed approximately $12.8 billion in assets.

      Peregrine is compensated for its services by Funds Management from the fees Funds Management receives for its services as advisor to the Funds.

STRONG ADVISOR INTERNATIONAL FUND
STRONG OVERSEAS FUND
Effective January 1, 2005, the following supplements the information found in the section entitled "Who are the Funds' investment advisor and portfolio managers?":

      THE SUB-ADVISOR
      New Star Institutional Managers Limited ("New Star"), located at 1 Knightsbridge Green, London, SW1X 7NE, England is the investment sub-advisor for the Funds. New Star is a London-based U.S.-registered investment advisor focusing on an international, large-cap blend investment style. New Star provides investment advisory services to registered mutual funds and foreign- and U.S.-based corporate, endowment and foundation clients. As of October 31, 2004, New Star managed over $7.1 billion in assets.

      New Star is compensated for its services by Funds Management from the fees Funds Management receives for its services as advisor to the Funds.

STRONG ADVISOR LARGE COMPANY CORE FUND
STRONG GROWTH AND INCOME FUND
STRONG LARGE CAP CORE FUND
STRONG VALUE FUND
Effective January 1, 2005, the following supplements the information found in the section entitled "Who are the Funds' investment advisor and portfolio managers?":

      THE SUB-ADVISOR
      Matrix Asset Advisors, Inc. ("Matrix"), located at 747 Third Avenue, 31st Floor, New York, NY 10017, is the investment sub-advisor for the Funds.
      Matrix is a registered investment advisor that provides investment advisory services to Matrix Advisors Value Fund, individuals, endowments, and pension accounts. As of October 31, 2004, Matrix managed $1.4 billion in assets.

      Matrix is compensated for its services by Funds Management from the fees Funds Management receives for its services as advisor to the Funds.

STRONG ADVISOR TECHNOLOGY FUND
STRONG TECHNOLOGY 100 FUND
Effective January 1, 2005, the following supplements the information found in the section entitled "Who are the Funds' investment advisor and portfolio managers?":

      THE SUB-ADVISOR
      RCM Capital Management LLC, ("RCM"), wholly owned by RCM US Holdings LLC ("US Holdings"), is located at 4 Embarcadero Center, San Francisco, CA 94111 and is the investment sub-advisor for the Funds. US Holdings is a registered investment advisor and is an indirect wholly owned subsidiary of Dresdner Bank AG, which in turn is a wholly owned subsidiary of Allianz A.G. As of September 30, 2004, RCM and its affiliates managed over $101 billion in assets.

      RCM is compensated for its services by Funds Management from the fees Funds Management receives for its services as advisor to the Funds.

PORTFOLIO MANAGER CHANGES

Except as set forth below, all Funds will continue to be managed by the same Portfolio Manager(s). However, effective January 1, 2005, the biographies of the current Strong Portfolio Managers are revised to show they are employed by Wells Capital Management as of January 2005.

STRONG ADVISOR BOND FUND
STRONG CORPORATE INCOME FUND
Effective February 11, 2005, Marie Chandoha, Thomas O'Connor, and William Stevens will become the Portfolio Co-Managers of the Advisor Bond and Corporate Income Funds. Their biographies can be found below.

      MARIE CHANDOHA co-manages the ADVISOR BOND FUND and the CORPORATE INCOME FUND. She has co-managed the Funds since February 2005. Ms. Chandoha joined Wells Capital Management in 2003 as a senior portfolio manager. Prior to joining Wells Capital Management, Ms. Chandoha was a portfolio manager and co-head of the Fixed Income Group at Montgomery Asset Management since joining the firm in 1999. From 1996 to 1999, she was chief bond strategist at Goldman Sachs, where she advised institutional clients on optimal asset allocation strategies in the U.S. bond market. From 1994 to 1996, she was managing director of global fixed-income and economics research at Credit Suisse First Boston, where she managed the global bond and economics research department. Ms. Chandoha is a Phi Beta Kappa graduate of Harvard University, with a BA degree in economics.

      THOMAS O'CONNOR, CFA, co-manages the ADVISOR BOND FUND and the CORPORATE INCOME FUND. He has co-managed the Funds since February 2005. Mr. O'Connor joined Wells Capital Management in 2003 as a portfolio manager responsible for identifying value in mortgages. From 2000 to 2003, Mr. O'Connor was a portfolio manager in the Fixed Income Division of Montgomery Asset
      Management. Prior to that time, Mr. O'Connor was a senior portfolio manager in charge of agency mortgages at Vanderbilt Capital Advisors (formerly ARM Capital Advisors). Previously, Mr. O'Connor was a member of the Association for Investment Management and Research. He has a BS degree in finance from the University of Vermont.

      WILLIAM STEVENS co-manages the ADVISOR BOND FUND and the CORPORATE INCOME FUND. He has co-managed the Funds since February 2005. Mr. Stevens joined Wells Capital Management in 2003 as Chief Fixed Income Officer and Senior Managing Director. Prior to joining Wells Capital Management, he directed the Fixed Income team of Montgomery Asset Management from 1992. Mr. Stevens also served as Montgomery's president and chief investment officer. Prior to joining Montgomery, he was responsible for starting the collateralized mortgage obligation and asset-backed securities trading department at Barclays de Zoete Wedd Securities. Previously, he headed the structured product department at Drexel Burnham Lambert, which included both origination and trading. Mr. Stevens has a MBA from the Harvard
      Business School and he is a Phi Beta Kappa graduate of Wesleyan University, where he received a BA in economics.

STRONG ADVISOR FOCUS FUND
STRONG BLUE CHIP FUND
Effective  January  1,  2005,  John S.  Dale and  Gary E.  Nussbaum  became  the
Portfolio   Co-Managers  of  the  Advisor  Focus  and  Blue  Chip  Funds.  Their
biographies can be found below.

      JOHN S. DALE, CFA, co-manages the ADVISOR FOCUS FUND and the BLUE CHIP FUND. He has co-managed the Funds since January 2005. Mr. Dale joined Peregrine in 1988 as a senior vice president and has managed large company growth portfolios since 1983. Prior to joining Peregrine, Mr. Dale had been associated with Norwest Bank and its affiliates since 1968. Mr. Dale earned his BA in marketing from the University of Minnesota.

      GARY E. NUSSBAUM, CFA, co-manages the ADVISOR FOCUS FUND and the BLUE CHIP FUND. He has co-managed the Funds since January 2005. Mr. Nussbaum joined Peregrine in 1990 as a vice president and portfolio manager. He manages large company growth portfolios, currently totaling assets in excess of $3 billion. Mr. Nussbaum earned a BBA in finance and an MBA from the University of Wisconsin.

STRONG ADVISOR INTERNATIONAL CORE FUND
STRONG OVERSEAS FUND
Effective January 1, 2005, Mark Beale and Richard Lewis became the Portfolio Co-Managers of the Advisor International Core and Overseas Funds. Their biographies can be found below.

      MARK BEALE co-manages the ADVISOR INTERNATIONAL CORE FUND and the OVERSEAS FUND. He has co-managed the Funds since January 2005. Mr. Beale joined New Star in 1982 and is the lead portfolio manager for New Star's international equity product. He has 22 years of investment experience. He is a member of the Investment Policy Committee and Currency Group, and is responsible for New Star's research and stock selection within the U.S. market. He holds a BA in economic history from the University of Sussex, England.

      RICHARD D. LEWIS co-manages the ADVISOR INTERNATIONAL CORE FUND and the OVERSEAS FUND. He has co-managed the Funds since January 2005. Mr. Lewis joined New Star in 1989 and is responsible for European equities. He is a member of New Star's Investment Policy Committee and Currency Group. Mr. Lewis holds a BA in economic history from the University of Sussex, England.

STRONG ADVISOR LARGE COMPANY CORE FUND
STRONG GROWTH AND INCOME FUND
STRONG LARGE CAP CORE FUND
STRONG VALUE FUND
Effective January 1, 2005, David A. Katz became the sole Portfolio Manager of the Advisor Large Company Core, Growth and Income, Large Cap Core, and Value Funds. His biography can be found below.

      DAVID A. KATZ, CFA, manages the ADVISOR LARGE COMPANY CORE FUND, the GROWTH AND INCOME FUND, the LARGE CAP CORE FUND, and the VALUE FUND. He has managed the Funds since January 2005. He is the President and Chief Investment Officer of Matrix. After initially working at Management Asset Corporation (Westport, CT), Mr. Katz co-founded Value Matrix Management with John M. Gates in 1986. He served as the Matrix's Senior Vice President and Chief Investment Officer and was Head of the Investment Policy Committee. In 1990, he merged Value Matrix Management into Matrix Asset Advisors. Mr. Katz chairs the Investment Policy Committee and is a portfolio manager/analyst. He earned his BA in economics, summa cum laude, from Union College and his MBA, with a concentration in finance, from New York University Graduate School of Business.

STRONG ADVISOR MID CAP GROWTH FUND
STRONG ADVISOR U.S. SMALL/MID CAP GROWTH FUND
STRONG U.S. EMERGING GROWTH FUND
Effective January 1, 2005, Jerome "Cam" Philpott and Stuart Roberts became the Portfolio Co-Managers of the Advisor U.S. Small/Mid Cap Growth and U.S. Emerging Growth Funds, and effective February 18, 2005, they will become the Portfolio Co-Managers of the Advisor Mid Cap Growth Fund. Their biographies can be found below.

      JEROME "CAM" PHILPOTT, CFA, co-manages the ADVISOR MID CAP GROWTH FUND, the ADVISOR U.S. SMALL/MID CAP GROWTH FUND, and the U.S. EMERGING GROWTH FUND. He has co-managed the ADVISOR MID CAP GROWTH FUND since February 2005 and the ADVISOR U.S. SMALL/MID CAP GROWTH and U.S. EMERGING GROWTH FUNDS since January 2005. Mr. Philpot joined Wells Capital Management in 2003 as a portfolio manager. Prior to joining Wells Capital Management, Mr. Philpott was a portfolio manager with Montgomery Asset Management, which he joined in 1991 as an analyst for the Small Cap Equity team. Prior to joining Montgomery, Mr. Philpott served as a securities analyst with Boettcher & Company and a general securities analyst at Berger Associates, Inc., an investment management firm. Mr. Philpott earned his BA in economics from Washington and Lee University and his MBA from the Darden School at the University of Virginia.

      STUART ROBERTS co-manages the ADVISOR MID CAP GROWTH FUND, the ADVISOR U.S. SMALL/MID CAP GROWTH FUND, and the U.S. EMERGING GROWTH FUND. He has co-managed the ADVISOR MID CAP GROWTH FUND since February 2005 and the ADVISOR U.S. SMALL/MID CAP GROWTH and U.S. EMERGING GROWTH FUNDS since January 2005. Mr. Roberts joined Wells Capital Management in 2003 as a portfolio manager. Prior to joining Wells Capital Management, Mr. Roberts was a senior portfolio manager with Montgomery Asset Management for a small cap growth fund since its inception in 1990. In 2001, he became a portfolio manager of a mid cap fund. Prior to joining Montgomery, Mr. Roberts was vice president and portfolio manager at Founders Asset Management, where he was responsible for three separate growth-oriented small-cap mutual funds. He earned an MBA from the University of Colorado and a bachelor's degree in economics from Bowdoin College.

STRONG ADVISOR MUNICIPAL BOND FUND
STRONG SHORT-TERM HIGH YIELD MUNICIPAL FUND
STRONG ULTRA SHORT-TERM MUNICIPAL INCOME FUND
Effective January 1, 2005, Lyle J. Fitterer was added as a Portfolio Co-Manager of the Advisor Municipal Bond Fund and became the sole Portfolio Manager of the Short-Term High Yield Municipal and Ultra Short-Term Municipal Income Funds. His biography can be found below.

      LYLE J. FITTERER, CFA, CPA, joined Wells Capital Management in January 2005, and manages the SHORT-TERM HIGH YIELD MUNICIPAL Fund and the ULTRA SHORT-TERM MUNICIPAL INCOME FUND and co-manages the ADVISOR MUNICIPAL BOND FUND. He has managed or co-managed the ULTRA SHORT-TERM MUNICIPAL INCOME FUND since March 2000 and the SHORT-TERM HIGH YIELD MUNICIPAL FUND and the ADVISOR MUNICIPAL BOND FUND since January 2005. Prior to joining Wells Capital Management, Mr. Fitterer was employed by Strong Capital Management since 1989. From March 2000 until January 2005, Mr. Fitterer was a municipal income Portfolio Manager. He served as the managing director of institutional client services from December 1998 to March 2000. Mr. Fitterer received his bachelor's degree in accounting from the University of North Dakota in 1989.

STRONG ADVISOR TECHNOLOGY FUND
STRONG TECHNOLOGY 100 FUND
Effective January 1, 2005, Huachen Chen and Walter C. Price, Jr. became the Portfolio Co-Managers of the Advisor Technology and Technology 100 Funds. Their biographies can be found below.

      HUACHEN CHEN, CFA, co-manages the ADVISOR TECHNOLOGY FUND and the TECHNOLOGY 100 FUND. He has co-managed the Funds since January 2005. Mr. Chen joined RCM as a securities analyst in 1985 and became a principal with the firm in 1994. For the period from 2000 through April 2003, he co-managed the day-to-day management of a technology fund and was responsible for fundamental security analysis for the wireless, hardware, and international technology areas. Since May 2003, Mr. Chen served as a member of the team of RCM investment professionals that provided research assistance to funds. Mr. Chen resumed his co-management responsibilities for the fund in 2004. He earned his BS from Cornell University in Electrical Engineering and his MS in Materials Science and Engineering from Northwestern.

      WALTER C. PRICE, JR., CFA, co-manages the ADVISOR TECHNOLOGY FUND and the TECHNOLOGY 100 FUND. He has co-managed the Funds since January 2005. Mr. Price joined RCM in 1974 as a senior securities analyst and became a principal with the firm in 1978. He earned his BS with honors in electrical engineering from M.I.T. and his BS and MS in management from the Sloan School at M.I.T.

STRONG ADVISOR UTILITIES AND ENERGY FUND
Effective  January  1,  2005,  Gary J.  Dunn and  David L.  Roberts  became  the
Portfolio   Co-Managers  of  the  Advisor   Utilities  and  Energy  Fund.  Their
biographies can be found below.

      GARY J. DUNN, CFA, co-manages the ADVISOR UTILITIES AND ENERGY FUND. He has co-managed the Fund since January 2005. Mr. Dunn is a Principal and Fund Manager with Wells Capital Management, sub-advisor to WELLS FARGO FUNDS. He also provides Wells Fargo's Private Client Services group with income equity model support. Mr. Dunn brings over two decades of experience to his current responsibilities. He earned his Chartered Financial Analyst designation in 1992, is a member of the Twin Cities Society of Security Analysts and Association for Investment Management and Research. Mr. Dunn is a graduate of the New York Institute of Finance in Securities Analysis. He also holds a bachelor's degree in economics from Carroll College, Helena, Montana.

      DAVID L. ROBERTS, CFA, co-manages the ADVISOR UTILITIES AND ENERGY FUND. He has co-managed the Fund since January 2005. Mr. Roberts joined Wells Capital Management in 1998 as the Equity Income Managing Director and simultaneously held this position at Norwest Investment Management until Wells Capital Management and Norwest Investment Management combined investment advisory services under the Wells Capital Management name in 1999. Mr. Roberts joined Norwest Corporation in 1972 as a Securities Analyst. He became assistant vice president and portfolio manager in 1980 and was promoted to vice president in 1982. He earned his BA in mathematics from Carroll College.

STRONG BALANCED FUND
Effective January 1, 2005, David L. Roberts began managing the equity portion of the Balanced Fund. His biography can be found below.

      DAVID L. ROBERTS, CFA, manages the equity portion of the BALANCED FUND. He has co-managed the Fund since January 2005. Mr. Roberts joined Wells Capital Management in 1998 as the Equity Income Managing Director and simultaneously held this position at Norwest Investment Management until Wells Capital Management and Norwest Investment Management combined investment advisory services under the Wells Capital Management name in 1999. Mr. Roberts joined Norwest Corporation in 1972 as a Securities Analyst. He became assistant vice president and portfolio manager in 1980 and was promoted to vice president in 1982. He earned his BA in mathematics from Carroll College.

STRONG CORPORATE BOND FUND
Effective January 1, 2005, David J. Newton II, became a Portfolio Co-Manager of the Corporate Bond Fund. His biography can be found below.

      DAVID J. NEWTON II, CFA, CPA, joined Wells Capital Management in January 2005 and co-manages the CORPORATE BOND FUND. He has co-managed the Fund since January 2005. Prior to joining Wells Capital Management, Mr. Newton was employed by Strong Capital Management since October 2002 as a high-grade, fixed-income analyst. Mr. Newton was an investment-grade credit analyst and private placement analyst at Northwestern Mutual Life Insurance Company from July 1998 to October 2002. He received his MBA from the University of Michigan and a BA in Economics from Albion College.

STRONG DIVIDEND INCOME FUND
STRONG ENERGY FUND
STRONG DOW 30 VALUE FUND
Effective January 1, 2005, Jennifer C. Newell and Roger D. Newell became the Portfolio Co-Managers of the Dividend Income, Energy, and Dow 30 Value Funds. Their biographies can be found below.

      JENNIFER C. NEWELL, CFA, co-manages the DIVIDEND INCOME FUND, the ENERGY FUND, and the DOW 30 VALUE FUND. She has co-managed the Funds since January 2005. Ms. Newell joined Wells Capital Management in October 2003, as senior portfolio manager. Prior to joining Wells Capital Management, Ms. Newell served as president and portfolio manager at Newell Associates from 1992 until October 2003 where she managed portfolios for institutional and private clients. Previously, Ms. Newell worked at Putnam Investments as assistant vice president and manager of product support. She also held a marketing position at Massachusetts Financial Services. Ms. Newell is a CFA charterholder. She received her master's degree from the Haas School of Business at the University of California, Berkeley, and her bachelor's degree from Wheaton College, Mass.

      ROGER D. NEWELL, co-manages the DIVIDEND INCOME FUND, the ENERGY FUND, and the DOW 30 VALUE FUND. He has co-managed the Funds since January 2005. Mr. Newell joined Wells Capital Management in October 2003, as senior strategist. He came to Wells Capital Management after serving as chairman and chief investment officer of Newell Associates from 1986 until October 2003 where he managed portfolios for institutional and private clients. Mr. Newell's professional career includes tenure at the Bank of California where he served from 1958 until his departure in 1986 to form Newell Associates. While at the Bank of California he held various portfolio management positions including vice president and associate chief investment officer, chairman of the Investment Policy Committee, chairman of the Trust, Commingled Fund Committee, and head of Coastwide Portfolio Management. Mr. Newell holds a JD degree from Harvard Law School. He obtained his bachelor's and master's degrees from the University of Minnesota.

STRONG FLORIDA MUNICIPAL MONEY MARKET FUND
STRONG MUNICIPAL MONEY MARKET FUND
STRONG TAX-FREE MONEY FUND
Effective February 11, 2005, Julio C. Bonilla and David D. Sylvester will become the Portfolio Co-Managers of the Florida Municipal Money Market, Municipal Money Market, and Tax-Free Money Funds. Their biographies can be found below.

      JULIO C. BONILLA co-manages the FLORIDA MUNICIPAL MONEY MARKET FUND, the MUNICIPAL MONEY MARKET FUND, and the TAX-FREE MONEY Fund. He has co-managed the Funds since February 2005. Mr. Bonilla has been part of the Wells Capital Management team that specializes in tax-exempt fixed income securities for three years. He was named a Co-Portfolio Manager in 2002. Mr. Bonilla began his career in 1997 with Wells Fargo, the firm's parent company, as a brokerage sales assistant. He earned his MBA in finance from Pepperdine University in 1997. He also holds a bachelor's degree in political science from the University of San Diego. Mr. Bonilla is currently a Level 2 candidate for the Chartered Financial Analyst designation.

     DAVID D. SYLVESTER co-manages the FLORIDA MUNICIPAL MONEY MARKET FUND, the MUNICIPAL MONEY MARKET FUND, and the TAX-FREE MONEY FUND. He has co-managed the Funds since February 2005. Mr. Sylvester is an Executive Vice President with Wells Capital Management and co-manages its liquidity management team. In this role, he specializes in managing short duration fixed-income assets. Mr. Sylvester started his career as a fixed-income manager at the National Bank of Detroit, Michigan. In 1979 he joined Norwest Corporation, which later merged with Wells Fargo, as a fixed-income portfolio manager and trader. He eventually became manager of the fixed-income institutional group. Mr. Sylvester began to specialize in short-term investments in 1987. He attended the University of Detroit--Mercy.

STRONG GROWTH FUND
STRONG LARGE CAP GROWTH FUND
Effective January 1, 2005, Brandon M. Nelson, Bruce C. Olson, and Thomas C. Ognar became the Portfolio Co-Managers of the Growth and Large Cap Growth Funds. Their biographies can be found below:

      BRANDON M. NELSON, CFA, joined Wells Capital Management in January 2005 and co-manages the GROWTH FUND and the LARGE CAP GROWTH FUND. He co-managed the GROWTH FUND and LARGE CAP GROWTH FUND since January 2005. Prior to joining Wells Capital Management, Mr. Nelson was employed by Strong Capital Management since July 1996. From March 2003 to June 2003, he was an equity Portfolio Co-Manager. From July 1996 to October 2000, Mr. Nelson was an equity research analyst. Since October 2000, he has been manager for equity accounts. Mr. Nelson received a bachelor's degree in business administration from the University of Wisconsin - Madison in 1994, a master's of science degree in finance from the University of Wisconsin - Madison in 1996, and was selected to participate in the Applied Security Analysis Program.

      BRUCE C. OLSON, CFA, joined Wells Capital Management in January 2005 and co-manages the GROWTH FUND and the LARGE CAP GROWTH Fund. He has managed or co-managed the LARGE CAP GROWTH FUND since May 2002 and has co-managed the GROWTH FUND since January 2005. Prior to joining Wells Capital Management, Mr. Olson was employed by Strong Capital Management since January 1994. He has been a manager of separate and institutional accounts since January 1998. Mr. Olson received his bachelor's degree in finance and history from Gustavus Adolphus College in 1982.

      THOMAS C. OGNAR, CFA, joined Wells Capital Management in January 2005 and co-manages the GROWTH FUND and the LARGE CAP GROWTH FUND. He has managed or co-managed the GROWTH FUND since May 2002 and co-managed the LARGE CAP GROWTH FUND since January 2005. Prior to joining Wells Capital Management, Mr. Ognar was employed by Strong Capital Management since October 1998. From October 1998 to May 2002, he was a senior equity research analyst at Strong. Mr. Ognar received his bachelor's degree in finance from Miami University in 1992, his master's of science degree in finance from the University of Wisconsin - Madison in 1995, and was selected to participate in the Applied Security Analysis Program in 1995.

STRONG HERITAGE MONEY FUND
STRONG MONEY MARKET FUND
Effective February 11, 2005, David D. Sylvester and Laurie R. White will become the Portfolio Co-Managers of the Heritage Money and Money Market Funds. Their biographies can be found below.

      DAVID D. SYLVESTER co-manages the HERITAGE MONEY FUND and the MONEY MARKET FUND. He has co-managed the Funds since February 2005. Mr. Sylvester is an Executive Vice President with Wells Capital Management and co-manages its liquidity management team. In this role, he specializes in managing short duration fixed-income assets. Mr. Sylvester started his career as a fixed-income manager at the National Bank of Detroit, Michigan. In 1979 he joined Norwest Corporation, which later merged with Wells Fargo, as a fixed-income portfolio manager and trader. He eventually became manager of the fixed-income institutional group. Mr. Sylvester began to specialize in short-term investments in 1987. He attended the University of Detroit--Mercy.

      LAURIE R. WHITE co-manages the HERITAGE MONEY FUND and the MONEY MARKET FUND. She has co-managed the Funds since February 2005. Ms. White has been with Wells Fargo & Company and its predecessors in an investment management capacity since 1990. Ms. White joined Wells Capital Management in 1998 as a Managing Director and simultaneously was a Director for Reserve Asset Management at Norwest Investment Management (since 1997) until Wells Capital Management and Norwest Investment Management combined investment management services under the Wells Capital Management name in 1999. Ms. White earned her BA in Political Science from Carleton College and her MBA from the University of Minnesota.

STRONG INTERMEDIATE MUNICIPAL BOND FUND
STRONG MUNICIPAL BOND FUND
Effective January 1, 2005, Duane A. McAllister became a Portfolio Co-Manager of the Intermediate Municipal Bond and Municipal Bond Funds. His biography can be found below.

      DUANE A. MCALLISTER, CFA, joined Wells Capital Management in January 2005 and co-manages the INTERMEDIATE MUNICIPAL BOND FUND and MUNICIPAL BOND FUND. He has co-managed the Funds since January 2005. Prior to joining Wells Capital Management, Mr. McAllister was employed by Strong Capital Management as a Portfolio Manager since May 2002. From November 1995 to April 2002, Mr. McAllister was a Portfolio Manager at AAL Capital Management Corporation. From May 1994 to October 1995, he was a Portfolio Manager for Duff & Phelps Investment Management Company. Mr. McAllister received his bachelor's degree in finance from Northern Illinois University in 1989.

STRONG MID CAP GROWTH FUND II
Effective  January  1,  2005,  Thomas J.  Pence and James M.  Leach  became  the
Portfolio Co-Managers of the Strong Mid Cap Growth Fund II. Their biographies can be found below.

      THOMAS J. PENCE, CFA, joined Wells Capital Management in January 2005 and co-manages the MID CAP GROWTH FUND II. He has co-managed the Fund since January 2005. Prior to joining Wells Capital Management, Mr. Pence was employed by Strong Capital Management as a Portfolio Manager since October 2000. From June 1991 to October 2000, Mr. Pence was an equity Portfolio Manager at Conseco Capital Management, Inc. He also oversaw management of all taxable and tax-exempt equity separate accounts and was named chief equity investment officer in 1998. Mr. Pence received his bachelor's degree in business from Indiana University in 1983 and his master's of business administration degree in finance from the University of Notre Dame in 1986.

      JAMES M. LEACH, CFA, joined Wells Capital Management in January 2005 and co-manages the MID CAP GROWTH FUND II. He has co-managed the Fund sinceJanuary 2005. Prior to joining Wells Capital Management, Mr. Leach was employed by Strong Capital Management since October 2000. From October 2000 to September 2003, Mr. Leach was a portfolio manager for institutional mid-cap equity accounts. From April 1999 to October 2000, he was responsible for assisting in the portfolio management and research effort for Conseco Capital Management's equity portfolios. Prior to joining Conseco, Mr. Leach was a vice president and equity analyst at Bankers Trust in New York. Mr. Leach received his bachelor's degree in mechanical engineering from the University of California at Santa Barbara in 1990 and his master's of business administration degree in finance from New York University's Stern School of Business in 1995.

STRONG MINNESOTA TAX-FREE FUND
Effective February 11, 2005, Arthur Evans and Stephen Galiani will become the Portfolio Co-Managers of the Strong Minnesota Tax-Free Fund. Their biographies can be found below.

      ARTHUR C. EVANS co-manages the MINNESOTA TAX-FREE FUND. He has co-managed the Fund since February 2005. Mr. Evans is Senior Portfolio Manager with Wells Capital Management and a member of the tax-exempt fixed-income team. Mr. Evans manages both tax-exempt and tax-free investment funds in addition to overseeing institutional private accounts. Prior to joining Wells Capital Management in 2000, Mr. Evans was responsible for the investment operations of PennCorp Financial Group, a $6 billion life and health insurance company, serving as its chief investment officer. He was also an institutional portfolio manager with Blackrock Financial Management, and was a municipal trader/strategist with Conning Asset Management. Mr. Evans earned an MBA from the Fuqua School of Business, Duke University. He also holds a BBA in finance from the University of Texas at Austin.

      STEPHEN GALIANI co-manages the MINNESOTA TAX-FREE FUND. He has co-managed the Fund since February 2005. Mr. Galiani joined Wells Capital Management in 1997 and is Wells Capital Management's Managing Director for Municipal with overall managerial responsibility for municipal strategy, portfolio management, credit research, and trade execution. Prior to joining Wells Capital Management, he served as Director of Fixed Income from 1995 to 1997 for Qualivest Capital Management. He was President from 1990 to 1995 of Galiani Asset Management Corporation, an independent advisory practice. Mr. Galiani earned his BA in English from Manhattan College and his MBA from Boston University.

STRONG STRATEGIC VALUE FUND
Effective January 1, 2005, Robert J. Costomiris became the Portfolio Manager for the Strategic Value Fund. Mr. Costomiris' biography can be found on page 18 of the Strong Value Funds - Investor Class prospectus.

REVISED SHORT-TERM TRADING POLICY

ALL FUNDS, EXCEPT FOR THE STRONG ADVISOR SHORT DURATION BOND FUND, STRONG FLORIDA MUNICIPAL MONEY MARKET FUND, STRONG HERITAGE MONEY FUND, STRONG MONEY MARKET FUND, STRONG MUNICIPAL MONEY MARKET FUND, STRONG TAX-FREE MONEY FUND, STRONG ULTRA SHORT-TERM INCOME FUND, AND STRONG ULTRA SHORT-TERM MUNICIPAL INCOME FUND
Effective immediately, the "Short-Term Trading" paragraph under "Additional Information" in the prospectus is deleted and replaced with the following:

The Fund's Board of Directors has approved policies and procedures under which the Fund attempts to deter short-term trading. The Fund may consider several factors when evaluating shareholder trading activities, including, but not limited to: (1) the amount of a transaction; (2) the frequency of transactions;
(3) the time frame between which purchases and redemptions are executed, including exchanges and sharedrafts (for bond funds offering checkwriting); and
(4) the Fund's asset size. Shareholders who purchase shares and then redeem within thirty-five calendar days, using the last-in, first-out method to determine the holding period, have executed a short-term trade and may be subject, without prior notice, to action by or on behalf of the Fund, including, but not limited to: (1) a request to cease such activities; (2) rejection of any or all future purchase requests in one, several, or all Strong Funds; or (3) a change to, discontinuance of, or temporary suspension of any or all account services. Regularly scheduled automatic investment, automatic exchange, and systematic withdrawal plans established with or payroll direct deposits identifiable by the Fund's transfer agent or the Distributor are generally excluded from consideration. If, however, you routinely execute a redemption within thirty-five calendar days of a purchase made using your automatic investment plan, automatic exchange plan, or payroll direct deposit, you may be subject, without prior notice, to one or more of the aforementioned actions by or on behalf of the Fund. The Fund or its agent may also make exceptions on a case-by-case basis if they are reported at least quarterly to the Fund's Board. Please see the "Reserved Rights" section for the Fund's additional reserved rights. Intermediaries may also impose different or more restrictive policies to deter short-term trading in mutual funds offered through third parties. For example, intermediaries may restrict purchases in all mutual funds that third parties offer after a client has been restricted by a certain number of mutual fund families, which may or may not include the Strong Funds.

Although the Fund attempts to deter short-term trading, it may not always be successful because, among other things, Fund shares may be purchased and redeemed indirectly by underlying shareholders aggregated in omnibus accounts maintained by brokers, retirement plans, fee-based investment programs, and other intermediaries. The Fund may receive limited information about transactions by underlying shareholders in such accounts and the administrators of the accounts may impose different or no restrictions on this type of trading by underlying shareholders. Therefore, the Fund cannot always know about or reasonably be expected to detect short-term trading. If the Fund is unable to deter this type of trading, it may adversely affect the performance of the Fund, including by requiring the Fund to maintain larger amounts of cash or cash-type securities than the Fund's manager might otherwise choose to maintain, or to liquidate portfolio holdings at disadvantageous times, thereby increasing brokerage, administrative, and other expenses.

The Fund has no special arrangements in place with any person to permit the short-term trading of Fund shares.

INVESTMENT STRATEGY CHANGE

STRONG ADVISOR SHORT DURATION BOND FUND
Effective September 15, 2004, the second paragraph found on page 2 of the Advisor Income Funds - Classes A, B, and C shares prospectus and the last paragraph found on page 2 of the Advisor Income Funds - Class Z shares prospectus was deleted and replaced with the following:

      The ADVISOR SHORT DURATION BOND FUND invests, under normal conditions, at least 80% of its net assets in bonds, and up to 35% of its net assets may be invested in lower-quality, high-yield bonds (commonly referred to as junk bonds). Under normal conditions, the Fund maintains a duration of one year or less. The Fund may invest a significant amount in mortgage- and asset-backed securities. In addition, the Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity), and may utilize an active trading approach.








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